INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES

15.INCOME TAXES

The components of pre-tax loss are as follows for the years ended December 31, 2021 and 2020:

	2021	2020
United States	$(12,308,488)	$(15,334,965)
Switzerland	(19,028,973)	(8,835,206)
Total loss before tax	$(31,337,461)	$(24,170,171)

The following table presents the principal reasons for the difference between the effective tax rate and the Federal statutory income tax rate:

	2021	2020
US federal statutory income tax rate	21.00%	21.00%
State and local income taxes, net of Federal benefit	0.31%	0.02%
Non-Deductible expenses	(0.54)%	(10.51)%
Credits	0.39%	0.23%
Foreign rate differential	(0.61)%	(0.36)%
Valuation allowance	(20.56)%	(10.39)%
Effective income tax rate	0.00%	0.00%

The components of the provision for income taxes are as follows for the years ended December 31, 2021 and 2020:

	2021	2020
Current
Federal	$—	$—
State	1,400	830
Foreign	—	—
Total current tax provision	1,400	830
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax provision	—	—
Total provision for income taxes	$1,400	$830

The components of the deferred tax asset as of December 31, 2021 and 2020, are as follows:

	2021	2020
Deferred tax assets
Net operating loss carryforwards	$10,905,027	$4,796,086
Accrued expense	425,447	114,117
Credits	167,053	102,705
Operating lease liabilities	228,393	224,047
Other	139,161	153,924
Gross deferred tax assets	11,865,081	5,390,879
Less: valuation allowance	(11,405,336)	(5,114,407)
Net deferred tax assets	459,745	276,472
Deferred tax liabilities
Depreciation and amortization	(88,716)	(40,046)
Right of use assets	(213,786)	(209,608)
Other	(157,243)	(26,819)
Total deferred tax assets, net of valuation allowance	$—	$—

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the analysis of federal and state deferred tax balances, future tax projections and availability of taxable income in the carryback period, the Company recorded a valuation allowance against the Federal, state, and international deferred tax assets of $11.4 million.

As of December 31, 2021, the Company had federal net operating losses of $19.1 million, state net operating losses of $11.8 million, and foreign net operating losses of $34.2 million available to offset future taxable income. The federal and state net operating loss carryforwards will begin to expire, if unutilized, beginning in 2038. The foreign net operating loss carryforwards will begin to expire, if unutilized, beginning in 2025

At December 31, 2021, the Company had federal and state research tax credit carryforwards of $92,356 and $147,417, respectively.

At December 31, 2021 and 2020, the Company recorded $908,095, and $881,796, respectively, of unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to uncertain tax positions, if any, in the income tax provision. During the years ended December 31, 2021 and 2020, the Company recognized no interest and penalties related to uncertain tax positions.

The following table summarizes the activity related to the Company’s unrecognized tax benefits during the year ended December 31, 2021:

Unrecognized
Tax Benefits
Balance as of December 31, 2020	$881,796
Increase related to prior year tax positions	13,281
Decrease related to prior year tax positions	(17,656)
Increase related to current year tax positions	30,675
Decrease related to lapsing status of limitation	—
Balance as of December 31, 2021	$908,095
Interest balance as of December 31, 2021	—
Penalties as of December 31, 2021	—

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate as of December 31, 2021 and December 31, 2020 is $0, due to the valuation allowance that would otherwise be recorded on the deferred tax asset associated with the recognized position.

The tax years ended December 31, 2018 through December 31, 2021 remain open to examination by the Internal Revenue Service and California Franchise Tax Board. In addition, the utilization of net loss carryforwards are subject to Federal and State review for the periods in which those net losses were incurred. The Company is not under audit by any taxing jurisdictions at this time.

The Company’s ability to utilize the net operating losses and tax credit carryforwards are subject to limitations in the event of an ownership change as defined in Section 382 of the Internal Revenue Code (“IRC”) of 1986, as amended, and similar state law. In general, an ownership change occurs if the aggregate stock ownership of certain stockholders increases by more than 50 percentage points over such stockholders’ lowest percentage ownership during the testing period. The Company has considered Section 382 of the IRC and concluded that a change of ownership may have occurred in May or July of 2019. The Company believes it would not result in a limitation amount that would cause the 2019 pre-change net operating loss carryforwards to expire unused. On February 11, 2022, the Company completed its merger with Novus and will evaluate the effect of the transaction on the Company’s ability to utilize the net operating losses.